CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	May 31, 2020	May 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (6,519,086)	$ (2,443,489)
Items not affecting cash:
Share of net income of Silverback	(97,905)	(92,843)
Depletion and amortization	933,735	2,415,942
Interest and accretion expense	914,258	489,458
Finance charges	436,137
Share-based payments	2,040,749	1,084,471
Deferred income tax expense (recovery)	515,083	(52,093)
Fair value adjustment on marketable securities	(12,488)
Unrealized foreign exchange effect	30,948	126,511
Total items before changes in non-cash working capital items	(1,758,569)	1,527,957
Changes in non-cash working capital items:
Accounts receivable	93,268	(36,031)
Prepaid expenses and other	79,228	(213,049)
Trade and other payables	27,790	1,007,794
Net cash (used in) provided by operating activities	(1,558,283)	2,286,671
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of royalty and stream interests	(4,804,669)	(13,458,638)
Recoveries from royalty and stream interests		105,273
Dividend received from Silverback	311,293	314,285
Net cash used in investing activities	(4,493,376)	(13,039,080)
CASH FLOWS FROM FINANCING ACTIVITIES
Private placements, net of share issue costs		6,381,927
Proceeds from exercise of stock options	967,721	48,000
Proceeds from exercise of share purchase warrants	3,469,396	5,224,900
Dividend paid	(1,623,542)	(1,813,738)
Proceeds from convertible loans facility	7,000,000	2,554,721
Repayment of loan principal	(2,666,250)	(1,566,939)
Interest paid	(599,980)	(377,837)
Finance charges paid	(436,137)
Net cash provided by financing activities	6,111,208	10,451,034
Effect of exchange rate changes on cash	33,042	87,080
Change in cash	92,591	(214,295)
Cash, beginning of year	4,603,062	4,817,357
Cash, end of year	$ 4,695,653	$ 4,603,062